Recent Losses and Managements Plans	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 — Recent Losses and Managements Plans:

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. However as of June 30, 2015 and 2014 and for the years then ended, the Company reported a net loss from operations, before non recurring gains, of $1,247,142 and $797,646 respectively and net cash used in operations totaled $87,125 and $808,474 respectively. The Company also had negative working capital of $1,468,082 and $1,127,954 at June 30, 2015 and 2014 respectively. Further, the Company anticipates that it will experience negative cash flows from operations for 2016. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The Company anticipates obtaining financing for operations through its debt facility with Gerber Financial, the issuance of debt to management and the sale of common and preferred securities though private placements. The Company also continues to boost efforts to increase the sales of the business acquired from Microsemi in March 2013 and the product growth plan to acquire new business through co ventures presently being negotiated as further discussed in Note 13. Management has also taken steps to reduce operating expenses, including reduction in the number of employees, furloughs of continuing employees, the reduction of employee benefits and changes in procurement policies. This has led to a meaningful reduction in net cash used in operations for fiscal 2015. Management has also taken steps to accelerate accounts receivable collections, and is currently working on additional financing vehicles. Management believes that these steps will permit the Company to remain in operation. However, management advises that there can be no assurance that this will be the case.